Not FDIC Insured May Lose Value No Bank Guarantee
FSS3-Q3PH

Schedules of Investments
(unaudited)
Franklin Templeton SMACS: Series CH 2
Franklin Templeton SMACS: Series E 4
Franklin Templeton SMACS: Series H 9
Franklin Templeton SMACS: Series I 12
Notes to Schedules of Investments 18

Franklin Strategic Series
Schedule of Investments (unaudited), May 31, 2023
Franklin Templeton SMACS: Series CH
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.8%
California 99.8%
Alameda Community Facilities District , City of Alameda Community Facilities District
No. 22-1 , Special Tax , 2023 , 5% , 9/01/53 ................................ $ 125,000 $ 118,668
a
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 150,000 156,895
b
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 200,000 165,264
Mira Vista Hills Apartments, Revenue, 144A, 2021 A, 4%, 2/01/56 ............. 150,000 102,141
California Municipal Finance Authority ,
Special Tax, 2022 B, Refunding, 6%, 9/01/52 ............................. 150,000 153,119
Special Tax, 2022 C, 6.25%, 9/01/52 ................................... 150,000 151,175
Special Tax, 2022 D, 6.125%, 9/01/52 .................................. 150,000 154,452
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/56 ............... 115,000 96,312
b
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 125,000 111,267
Community Facilities District No. 2021-6 Improvement Area No. 2, Special Tax, 2022,
6%, 9/01/52 .................................................... 150,000 154,969
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 130,000 121,152
b
California Pollution Control Financing Authority , Rialto Bioenergy Facility LLC ,
Revenue , 144A, 2018 , 7.5% , 12/01/40 .................................. 75,000 44,999
b
California School Finance Authority , Orange County Educational Arts Academy ,
Revenue , 144A, 2023 A , Refunding , 5.875% , 6/01/53 ....................... 100,000 99,860
California Statewide Communities Development Authority ,
Special Assessment, 2019 C, 5%, 9/02/49 ............................... 125,000 126,397
Special Tax, 2023 A, 5.25%, 9/01/51 ................................... 100,000 100,210
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 100,000 103,316
Community Facilities District No. 2022-03, Special Tax, 2023, 5%, 9/01/53 ....... 150,000 143,050
Community Facilities District No. 2022-07 Improvement Area No. 1, Special Tax,
2023, 5%, 9/01/53 ................................................ 150,000 143,050
b
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 250,000 235,080
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 100,000 91,644
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 200,000 181,253
b
CSCDA Community Improvement Authority , Dublin , Revenue , 144A, 2021 B , 4% ,
2/01/57 ......................................................... 140,000 97,868
Foothill-Eastern Transportation Corridor Agency , Revenue , 2013 B-2 , Refunding , 3.5% ,
1/15/53 ......................................................... 140,000 116,233
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 115,000 116,883
Upland Community Facilities District , City of Upland Community Facilities District No.
2015-1 , Special Tax , 2019 A , 4% , 9/01/49 ................................ 30,000 26,196
3,111,453
Total Municipal Bonds (Cost $3,377,677) .......................................
3,111,453
a a a a
a
Total Investments (Cost $3,377,677) 99.8% .....................................
$3,111,453
Other Assets, less Liabilities 0.2% .............................................
5,073
Net Assets 100.0% ...........................................................
$3,116,526

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 21 .
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $1,129,376, representing 36.2% of net assets.

Franklin Strategic Series
Schedule of Investments (unaudited), May 31, 2023
Franklin Templeton SMACS: Series E
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 48.9%
Aerospace & Defense 1.2%
Northrop Grumman Corp. ............................... United States 1,000 $ 435,490
Banks 8.6%
Citigroup, Inc. ........................................ United States 15,000 664,800
Fifth Third Bancorp .................................... United States 27,000 655,290
PNC Financial Services Group, Inc. (The) ................... United States 3,600 416,988
Truist Financial Corp. .................................. United States 26,000 792,220
US Bancorp ......................................... United States 18,000 538,200
3,067,498
Capital Markets 3.0%
Charles Schwab Corp. (The) ............................. United States 13,000 684,970
Goldman Sachs Group, Inc. (The) ......................... United States 1,200 388,680
1,073,650
Chemicals 2.1%
BASF SE ........................................... Germany 16,000 760,788
Communications Equipment 3.9%
Cisco Systems, Inc. ................................... United States 28,000 1,390,760
Consumer Staples Distribution & Retail 3.1%
Target Corp. ......................................... United States 8,500 1,112,905
Containers & Packaging 1.3%
a
International Paper Co. ................................. United States 15,000 441,600
Diversified Telecommunication Services 1.6%
Verizon Communications, Inc. ............................ United States 16,000 570,080
Industrial Conglomerates 3.9%
Honeywell International, Inc. ............................. United States 3,700 708,920
Siemens AG ......................................... Germany 4,000 658,128
1,367,048
Insurance 0.1%
MetLife, Inc. ......................................... United States 1,000 49,550
IT Services 1.9%
International Business Machines Corp. ..................... United States 5,100 655,809
Metals & Mining 4.1%
Freeport-McMoRan, Inc. ................................ United States 17,000 583,780
Rio Tinto plc, ADR ..................................... Australia 15,000 885,750
1,469,530
Oil, Gas & Consumable Fuels 4.8%
Shell plc, ADR ........................................ Netherlands 15,500 868,000
TotalEnergies SE, ADR ................................. France 15,000 844,500
1,712,500
Pharmaceuticals 1.2%
Bristol-Myers Squibb Co. ................................ United States 6,500 418,860
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc. ................................... United States 5,488 975,163
Specialty Retail 3.9%
Home Depot, Inc. (The) ................................. United States 4,900 1,388,905

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Tobacco 1.4%
Philip Morris International, Inc. ........................... United States 5,300 $ 477,053
Total Common Stocks (Cost $18,437,306) ......................................
17,367,189
Equity-Linked Securities 40.8%
Aerospace & Defense 2.0%
b
Citigroup Global Markets Holdings, Inc. into Northrop Grumman
Corp., 144A, 7.5%, 10/06/23 ........................... United States 400 177,635
b
Merrill Lynch International & Co. CV into Raytheon Technologies
Corp., 144A, 7.5%, 5/08/24 ............................ United States 4,000 381,566
b
Mizuho Markets Cayman LP into Lockheed Martin Corp., 144A, 9%,
11/07/23 .......................................... United States 300 134,618
693,819
Automobiles 1.5%
b
Barclays Bank plc into Ford Motor Co., 144A, 12%, 2/09/24 ...... United States 44,500 540,837
Banks 2.9%
b
Barclays Bank plc into JPMorgan Chase & Co., 144A, 8%, 9/08/23 United States 2,500 331,642
b
JPMorgan Chase Bank NA into Bank of America Corp., 144A, 9%,
2/02/24 ........................................... United States 7,100 204,777
b
National Bank of Canada into Truist Financial Corp., 144A, 9%,
10/10/23 .......................................... United States 10,000 312,736
b
Royal Bank of Canada into Bank of America Corp., 144A, 8.5%,
8/14/23 ........................................... United States 6,100 171,446
1,020,601
Biotechnology 3.5%
b
BNP Paribas Issuance BV into AbbVie, Inc., 144A, 8%, 3/12/24 ... United States 4,500 640,532
b
Goldman Sachs International Bank into AbbVie, Inc., 144A, 8.5%,
2/06/24 ........................................... United States 4,300 603,560
1,244,092
Broadline Retail 4.1%
b
Goldman Sachs International Bank into Amazon.com, Inc., 144A,
9%, 11/20/24 ....................................... United States 10,000 1,158,008
b
Royal Bank of Canada into Amazon.com, Inc., 144A, 10%, 4/05/24 United States 2,800 301,212
1,459,220
Capital Markets 0.7%
b
Merrill Lynch International & Co. CV into Morgan Stanley, 144A,
10%, 6/04/24 ....................................... United States 1,000 81,629
b
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 6/16/23 ... United States 3,000 159,048
240,677
Chemicals 1.7%
b
JPMorgan Chase Bank NA into LyondellBasell Industries NV, 144A,
11%, 1/22/24 ....................................... United States 7,000 612,378
Communications Equipment 1.5%
b
UBS AG into Cisco Systems, Inc., 144A, 8.5%, 6/20/24 ......... United States 11,000 541,273
Electric Utilities 3.1%
b
Mizuho Markets Cayman LP into NextEra Energy, Inc., 144A, 8%,
3/19/24 ........................................... United States 4,600 332,954
b
National Bank of Canada into NextEra Energy, Inc., 144A, 8.5%,
12/05/23 .......................................... United States 3,000 222,900

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Electric Utilities (continued)
b
Wells Fargo Bank NA into NextEra Energy, Inc., 144A, 8%, 5/08/24 United States 7,500 $ 560,691
1,116,545
Financial Services 0.7%
b
UBS AG into Fidelity National Information Services, Inc., 144A, 10%,
10/19/23 .......................................... United States 4,500 253,186
Ground Transportation 2.0%
b
UBS AG into Union Pacific Corp., 144A, 8%, 3/13/24 ........... United States 3,600 696,307
Insurance 0.3%
b
Royal Bank of Canada into MetLife, Inc., 144A, 9%, 9/22/23 ..... United States 2,400 121,581
Interactive Media & Services 0.3%
b
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc., 144A,
9%, 6/22/23 ........................................ United States 50 119,893
Machinery 1.4%
b
National Bank of Canada into Cummins, Inc., 144A, 8.5%, 2/13/24 United States 2,300 491,668
Media 0.4%
b
BNP Paribas Issuance BV into Comcast Corp., 144A, 8.5%, 8/10/23 United States 3,485 138,273
Metals & Mining 2.1%
b
Goldman Sachs International Bank into Newmont Corp., 144A, 10%,
7/05/23 ........................................... United States 2,900 118,366
b
Royal Bank of Canada into Barrick Gold Corp., 144A, 11%, 3/07/24 Canada 35,000 609,538
727,904
Oil, Gas & Consumable Fuels 2.7%
b
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp.,
144A, 9.5%, 2/22/24 ................................. United States 3,200 336,603
b
J.P. Morgan Structured Products BV into Exxon Mobil Corp., 144A,
9%, 9/24/24 ........................................ United States 2,300 239,399
b
Merrill Lynch International & Co. CV into Chevron Corp., 144A, 10%,
12/04/23 .......................................... United States 2,400 368,271
944,273
Passenger Airlines 0.4%
b
BNP Paribas Issuance BV into Delta Air Lines, Inc., 144A, 10%,
7/12/23 ........................................... United States 3,800 139,511
Pharmaceuticals 4.2%
b,c
BNP Paribas Issuance BV into Pfizer, Inc., 144A, 8.5%, 6/10/24 .. United States 19,000 728,141
b
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co., 144A,
8.5%, 12/04/23 ..................................... United States 1,500 99,778
b
Societe Generale SA into Pfizer, Inc., 144A, 8.5%, 6/09/23 ...... United States 4,000 152,367
b
Wells Fargo Bank NA into Bristol-Myers Squibb Co., 144A, 7.5%,
5/13/24 ........................................... United States 8,000 521,729
1,502,015
Semiconductors & Semiconductor Equipment 3.9%
b
Barclays Bank plc into Texas Instruments, Inc., 144A, 9%, 10/10/23 United States 1,900 327,039
b
Goldman Sachs International Bank into Intel Corp., 144A, 10%,
8/09/23 ........................................... United States 7,500 235,722
b
Merrill Lynch International & Co. CV into Broadcom, Inc., 144A, 10%,
12/05/23 .......................................... United States 365 203,775
b
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 6/26/23 ....................................... United States 2,700 203,530

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Semiconductors & Semiconductor Equipment (continued)
b
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 11/03/23 ...................................... United States 5,600 $ 399,252
1,369,318
Software 0.7%
b
Mizuho Markets Cayman LP into Workday, Inc., 144A, 10%, 8/03/23 United States 1,400 245,529
Specialty Retail 0.7%
b
Citigroup Global Markets Holdings, Inc. into Home Depot, Inc. (The),
144A, 8.5%, 6/12/24 ................................. United States 900 265,180
Total Equity-Linked Securities (Cost $15,373,450) ...............................
14,484,080
Convertible Preferred Stocks 3.4%
Electric Utilities 3.4%
American Electric Power Co., Inc., 6.125% .................. United States 14,300 699,270
NextEra Energy, Inc., 6.926% ............................ United States 11,000 504,240
1,203,510
Total Convertible Preferred Stocks (Cost $1,251,651) ............................
1,203,510
Principal
Amount
*
Corporate Bonds 4.7%
Banks 1.3%
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037% to
10/27/32, FRN thereafter , 10/28/33 ....................... United States 450,000 464,578
Diversified REITs 1.2%
b
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.625% ,
12/01/29 .......................................... United States 450,000 410,842
Hotels, Restaurants & Leisure 1.1%
Expedia Group, Inc. , Senior Note , 3.25% , 2/15/30 .............
United States 450,000 389,912
Trading Companies & Distributors 1.1%
b
United Rentals North America, Inc. , Senior Secured Note , 144A, 6% ,
12/15/29 .......................................... United States 400,000 400,515
Total Corporate Bonds (Cost $1,646,811) .......................................
1,665,847
Total Long Term Investments (Cost $36,709,218) ................................
34,720,626
a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 21 .
Short Term Investments 3.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.6%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 4.621% .... United States 1,274,325 $ 1,274,325
Total Money Market Funds (Cost $1,274,325) ...................................
1,274,325
Total Short Term Investments (Cost $1,274,325 ) .................................
1,274,325
a
Total Investments (Cost $37,983,543) 101.4% ...................................
$35,994,951
Options Written (0.0)%
†
......................................................
(750)
Other Assets, less Liabilities (1.4)% ...........................................
(483,104)
Net Assets 100.0% ...........................................................
$35,511,097
Number of
Contracts
Notional
Amount
#
a a a
Options Written (0.0)%
†
Calls - Exchange-Traded
Equity Options
International Paper Co., June Strike Price $42.50, Expires 6/16/23 150 441,600 (750)
(750)
Total Options Written (Premiums received $17,322) .............................
$ (750)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $15,295,437, representing 43.1% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), May 31, 2023
Franklin Templeton SMACS: Series H
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 20.3%
Capital Markets 20.3%
a
Franklin Dynamic Municipal Bond ETF ................................... 35,000 $ 833,350
Total Management Investment Companies (Cost $889,962) .......................
833,350
Principal
Amount
a a a a
Municipal Bonds 79.2%
Alabama 2.0%
MidCity Improvement District , Assessment Area , Special Assessment , 2022 , 4.75% ,
11/01/49 ........................................................ $ 100,000 80,172
Arkansas 3.7%
Arkansas Development Finance Authority , United States Steel Corp. , Revenue , 2023 ,
5.7% , 5/01/53 .................................................... 150,000 150,750
California 7.2%
b
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 100,000 104,597
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 100,000 78,018
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 110,000 111,801
294,416
Colorado 5.9%
Colorado Health Facilities Authority , Christian Living Neighborhoods Obligated Group ,
Revenue , 2019 , Refunding , 4% , 1/01/38 ................................. 100,000 76,669
Denver Health & Hospital Authority , Revenue , 2019 A , Refunding , 4% , 12/01/37 ....
100,000 90,100
Hunters Overlook Metropolitan District No. 5 , GO , 2019 A , 5% , 12/01/39 ..........
81,000 77,048
243,817
Connecticut 2.2%
c
Steel Point Infrastructure Improvement District , Tax Allocation , 144A, 2021 , 4% , 4/01/31 100,000 91,630
Florida 14.4%
Cross Creek North Community Development District , Special Assessment , 2022 , 4.5% ,
5/01/52 ......................................................... 125,000 111,982
c
Florida Development Finance Corp. , Brightline Trains Florida LLC , Revenue , 144A,
2019 B , 7.375% , 1/01/49 ............................................ 100,000 96,575
Kindred Community Development District II , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 100,000 73,993
Palermo Community Development District , Special Assessment , 2023 , 5% , 6/15/43 ..
100,000 97,163
Quail Roost Community Development District , Expansion Area , Special Assessment ,
2021 , 4% , 12/15/51 ................................................ 70,000 57,042
Twisted Oaks Pointe Community Development District , Assessment Area 1 , Special
Assessment , 2023 , 5.375% , 5/01/43 ................................... 100,000 98,851
Windward Community Development District , Special Assessment , 2020 A-1 , 3% ,
5/01/25 ......................................................... 60,000 58,380
593,986
Indiana 2.5%
Indiana Finance Authority , Marian University, Inc. , Revenue , 2019 A , 5% , 9/15/39 ...
100,000 101,903
Iowa 2.0%
Iowa Finance Authority , Lifespace Communities, Inc. Obligated Group , Revenue , 2016
A , 5% , 5/15/36 .................................................... 100,000 83,519

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana 5.2%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ $ 100,000 $ 88,127
c
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 126,787
214,914
Maryland 2.0%
c
City of Baltimore , Harbor Point Special Taxing District , Tax Allocation, Senior Lien ,
144A, 2019 A , Refunding , 3.5% , 6/01/39 ................................ 100,000 80,692
Minnesota 2.2%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/36 ......................................................... 105,000 91,300
New Jersey 2.4%
Tobacco Settlement Financing Corp. , Revenue , 2018 B , Refunding , 5% , 6/01/46 ....
100,000 100,482
New York 2.4%
New York Transportation Development Corp. , Delta Air Lines, Inc. , Revenue , 2020 , 4% ,
10/01/30 ........................................................ 100,000 99,556
Ohio 4.5%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. 200,000 185,301
Pennsylvania 2.5%
c
Allentown Neighborhood Improvement Zone Development Authority , Revenue , 144A,
2017 , 5% , 5/01/32 ................................................. 100,000 101,271
Texas 5.0%
c
City of Fate , Williamsburg Public Improvement District No. 1 , Special Assessment ,
144A, 2023 , 5.375% , 8/15/53 ......................................... 100,000 98,450
c
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... 100,000 87,059
New Hope Cultural Education Facilities Finance Corp. , Quality Senior Housing
Foundation of East Texas, Inc. , Revenue, Second Tier , 2019 B , 5.5% , 12/01/54 ... 20,000 18,460
203,969
Washington 1.7%
c
Washington State Housing Finance Commission , Presbyterian Retirement
Communities Northwest Obligated Group , Revenue , 144A, 2019 A , 5% , 1/01/55 ... 100,000 70,922
Wisconsin 2.6%
c
Public Finance Authority , Friends Homes Obligated Group , Revenue , 144A, 2019 ,
Refunding , 5% , 9/01/49 ............................................. 125,000 107,249
U.S. Territories 8.8%
District of Columbia 3.3%
District of Columbia , International School Obligated Group , Revenue , 2019 ,
5% , 7/01/49 ...................................................... 140,000 137,597

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 21 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 5.5%
Commonwealth of Puerto Rico , GO , 2022 A-1 , 4% , 7/01/46 ....................
$ 100,000 $ 80,856
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
150,000 143,692
224,548
Total U.S. Territories .................................................................... 362,145
Total Municipal Bonds (Cost $3,530,797) .......................................
3,257,994
Total Long Term Investments (Cost $4,420,759) .................................
4,091,344
a
a a a a
a
Total Investments (Cost $4,420,759) 99.5% .....................................
$4,091,344
Other Assets, less Liabilities 0.5% .............................................
21,080
Net Assets 100.0% ...........................................................
$4,112,424
a
See Note 3 regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $938,653, representing 22.8% of net assets.

Franklin Strategic Series
Schedule of Investments (unaudited), May 31, 2023
Franklin Templeton SMACS: Series I
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Equity-Linked Securities 1.4%
Automobiles 0.7%
a
Royal Bank of Canada into General Motors Co., 144A, 12%, 6/18/24 ............. 14,000 $ 453,472
Metals & Mining 0.7%
a
Royal Bank of Canada into Freeport-McMoRan, Inc., 144A, 10%, 5/03/24 ......... 13,000 472,226
Total Equity-Linked Securities (Cost $1,007,607) ................................
925,698
Principal
Amount
a a a a
Corporate Bonds 95.4%
Aerospace & Defense 2.0%
a
Bombardier, Inc. , Senior Bond , 144A, 7.5% , 3/15/25 ......................... $ 64,000 64,147
TransDigm , Inc. ,
Senior Note, 6.375%, 6/15/26 ......................................... 850,000 840,925
a
Senior Secured Note, 144A, 6.75%, 8/15/28 .............................. 400,000 400,961
1,306,033
Automobile Components 1.7%
a
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% , 10/15/29 ........... 450,000 338,359
Goodyear Tire & Rubber Co. (The) , Senior Note , 5.25% , 7/15/31 ................
850,000 740,307
1,078,666
Automobiles 2.9%
Ford Motor Co. , Senior Bond , 6.1% , 8/19/32 ...............................
2,000,000 1,881,783
Banks 2.5%
Barclays plc , Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ...........
1,400,000 1,354,380
Fifth Third Bank NA , Senior Note , 5.852% to 10/26/24, FRN thereafter , 10/27/25 ....
250,000 244,142
1,598,522
Building Products 0.8%
a
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A, 8.75% , 8/01/28 ..... 200,000 188,729
a
Emerald Debt Merger Sub LLC , Senior Secured Note , 144A, 6.625% , 12/15/30 ..... 300,000 297,975
486,704
Capital Markets 0.8%
Charles Schwab Corp. (The) , Senior Note , 5.643% to 5/18/28, FRN thereafter , 5/19/29
500,000 501,001
Chemicals 2.2%
a
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% , 10/15/28 .......... 300,000 255,952
Olin Corp. , Senior Bond , 5% , 2/01/30 ....................................
100,000 91,244
a
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A, 7.25% , 4/01/25 ..... 200,000 194,110
a
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 .................................... 400,000 331,770
Senior Secured Note, 144A, 4.875%, 5/01/28 ............................. 500,000 443,528
a
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ................... 100,000 74,392
1,390,996
Commercial Services & Supplies 1.7%
a
ADT Security Corp. (The) , Senior Secured Note , 144A, 4.125% , 8/01/29 .......... 100,000 87,394
a
APX Group, Inc. , Senior Secured Note , 144A, 6.75% , 2/15/27 .................. 1,000,000 986,293
1,073,687

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment 4.2%
a
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 ................ $ 1,500,000 $ 1,411,541
a
CommScope , Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ..................................... 800,000 628,665
Senior Secured Note, 144A, 6%, 3/01/26 ................................ 700,000 658,223
2,698,429
Consumer Finance 2.5%
Ford Motor Credit Co. LLC ,
Senior Bond, 5.113%, 5/03/29 ........................................ 800,000 733,211
Senior Note, 7.35%, 3/06/30 ......................................... 650,000 655,443
OneMain Finance Corp. , Senior Bond , 5.375% , 11/15/29 ......................
275,000 225,145
1,613,799
Containers & Packaging 4.4%
a
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior Note , 144A, 5.25% ,
8/15/27 ......................................................... 900,000 756,617
a
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ................................... 1,500,000 1,370,452
Senior Secured Note, 144A, 7.875%, 8/15/26 ............................. 600,000 595,337
a
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC , Senior
Secured Note , 144A, 4% , 10/15/27 ..................................... 100,000 88,244
2,810,650
Diversified Telecommunication Services 0.3%
a
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond , 144A, 5.125% , 5/01/27 200,000 185,532
Electric Utilities 1.3%
a
NRG Energy, Inc. , Senior Note , 144A, 3.375% , 2/15/29 ....................... 250,000 206,405
Pacific Gas and Electric Co. , Senior Bond , 4.55% , 7/01/30 ....................
200,000 182,405
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............................
200,000 184,666
a
Vistra Operations Co. LLC , Senior Note , 144A, 5% , 7/31/27 .................... 250,000 235,197
808,673
Electrical Equipment 0.4%
a
Regal Rexnord Corp. , Senior Note , 144A, 6.05% , 4/15/28 ..................... 250,000 247,288
Energy Equipment & Services 1.8%
a
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 .................................... 950,000 955,537
Senior Secured Note, 144A, 6.5%, 9/15/28 ............................... 200,000 198,320
1,153,857
Entertainment 0.9%
a
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......................... 600,000 604,750
Food Products 1.3%
a
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. , Senior Bond , 144A,
5.75% , 4/01/33 ................................................... 600,000 559,980
a
Post Holdings, Inc. , Senior Bond , 144A, 5.5% , 12/15/29 ...................... 300,000 279,202
839,182
Health Care Equipment & Supplies 2.0%
a
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 .................................... 1,000,000 856,678

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
a
Medline Borrower LP, (continued)
Senior Secured Note, 144A, 3.875%, 4/01/29 ............................. $ 500,000 $ 431,770
1,288,448
Health Care Providers & Services 18.5%
a
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................................. 1,124,000 608,141
Senior Note, 144A, 6.875%, 4/01/28 .................................... 425,000 237,375
Senior Secured Note, 144A, 8%, 3/15/26 ................................ 3,600,000 3,365,462
Senior Secured Note, 144A, 8%, 12/15/27 ............................... 2,700,000 2,515,516
CVS Health Corp. , Senior Bond , 5.25% , 2/21/33 ............................
50,000 50,152
a
DaVita, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 ............................ 1,500,000 1,192,193
a
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, 5.5% , 9/01/28 ........ 1,100,000 878,131
Tenet Healthcare Corp. ,
Senior Note, 6.125%, 10/01/28 ........................................ 2,600,000 2,466,775
a
Senior Secured Note, 144A, 6.125%, 6/15/30 ............................. 650,000 628,814
11,942,559
Health Care REITs 1.0%
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond , 5% , 10/15/27 ...
800,000 657,918
Health Care Technology 0.1%
a
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ................... 100,000 82,458
Hotel & Resort REITs 0.4%
Service Properties Trust , Senior Note , 4.35% , 10/01/24 .......................
300,000 288,193
Hotels, Restaurants & Leisure 7.7%
a
Caesars Entertainment, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 .................................... 250,000 254,980
Senior Note, 144A, 4.625%, 10/15/29 ................................... 1,000,000 863,365
Senior Secured Note, 144A, 7%, 2/15/30 ................................ 250,000 251,372
a
Carnival Corp. , Senior Note , 144A, 10.5% , 6/01/30 .......................... 1,000,000 1,004,508
a
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ..................................... 600,000 488,800
Senior Secured Note, 144A, 4.625%, 1/15/29 ............................. 200,000 174,802
a
Penn Entertainment, Inc. , Senior Note , 144A, 4.125% , 7/01/29 ................. 200,000 161,533
a
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond , 144A, 5.25% ,
5/15/27 ......................................................... 1,875,000 1,765,111
4,964,471
Household Durables 0.7%
Shea Homes LP / Shea Homes Funding Corp. , Senior Note , 4.75% , 4/01/29 .......
500,000 437,247
Household Products 0.3%
a
Energizer Holdings, Inc. , Senior Note , 144A, 6.5% , 12/31/27 ................... 200,000 192,473
Independent Power and Renewable Electricity Producers 1.2%
a
Calpine Corp. , Senior Note , 144A, 4.625% , 2/01/29 .......................... 450,000 381,041
a,b
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter , Perpetual .... 450,000 419,367
800,408

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery 0.4%
a
Roller Bearing Co. of America, Inc. , Senior Note , 144A, 4.375% , 10/15/29 ......... $ 100,000 $ 88,625
a
TK Elevator U.S. Newco , Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 ........ 200,000 184,402
273,027
Media 5.3%
a
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.5%, 6/01/29 ..................................... 300,000 214,037
Senior Secured Note, 144A, 5.125%, 8/15/27 ............................. 600,000 529,722
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ......................................... 400,000 371,423
a
Senior Bond, 144A, 5.5%, 4/15/27 ..................................... 200,000 163,458
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ........................................ 700,000 600,425
Senior Note, 7.75%, 7/01/26 ......................................... 200,000 115,002
a
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..................... 200,000 171,890
a
Univision Communications, Inc. , Senior Secured Note , 144A, 6.625% , 6/01/27 ..... 1,300,000 1,232,704
3,398,661
Metals & Mining 4.3%
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............................
500,000 516,159
a
Cleveland-Cliffs, Inc. , Senior Bond , 144A, 4.875% , 3/01/31 .................... 150,000 128,401
a
First Quantum Minerals Ltd. ,
Senior Note, 144A, 6.875%, 3/01/26 .................................... 400,000 389,480
Senior Note, 144A, 8.625%, 6/01/31 .................................... 500,000 493,750
a
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ................................... 800,000 676,835
Senior Bond, 144A, 6.125%, 4/15/32 ................................... 300,000 283,412
a
Mineral Resources Ltd. , Senior Note , 144A, 8.5% , 5/01/30 .................... 300,000 301,401
2,789,438
Oil, Gas & Consumable Fuels 4.9%
a
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ...................................... 600,000 618,836
Senior Note, 144A, 8.125%, 1/15/27 .................................... 750,000 717,964
Cheniere Corpus Christi Holdings LLC , Senior Secured Note , 3.7% , 11/15/29 ......
500,000 456,238
a
CITGO Petroleum Corp. , Senior Secured Note , 144A, 7% , 6/15/25 .............. 300,000 295,086
a
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% , 4/15/30 ........ 100,000 90,255
a
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...................... 200,000 189,712
a
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% , 6/01/28 .......... 500,000 503,070
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......................
300,000 303,490
3,174,651
Passenger Airlines 3.7%
a
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured Note , 144A, 5.5% ,
4/20/26 ......................................................... 1,000,000 982,310
a
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 ............ 200,000 219,261
a
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A, 4.75% , 10/20/28 . 650,000 628,262
a
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. , Senior
Secured Note , 144A, 6.5% , 6/20/27 .................................... 216,750 216,574
a
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 ............... 400,000 362,743
2,409,150

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products 0.5%
a
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ....................... $ 100,000 $ 101,477
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .......................
250,000 224,540
326,017
Pharmaceuticals 7.4%
a
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 .................... 2,650,000 2,645,834
a
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 5.5% , 11/01/25 ............ 1,500,000 1,332,933
a
Kevlar SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ....................... 200,000 169,268
a,c
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 ............. 300,000 222,003
Teva Pharmaceutical Finance Netherlands III BV , Senior Note , 8.125% , 9/15/31 ....
400,000 415,835
4,785,873
Semiconductors & Semiconductor Equipment 0.3%
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .......................
200,000 199,223
Software 1.6%
a
Cloud Software Group, Inc. , Senior Secured Note , 144A, 6.5% , 3/31/29 ........... 750,000 664,003
a
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......................... 275,000 231,544
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ................................
150,000 135,324
1,030,871
Specialized REITs 0.5%
American Tower Corp. , Senior Note , 4.05% , 3/15/32 .........................
250,000 228,019
a
Iron Mountain, Inc. , Senior Bond , 144A, 5.25% , 7/15/30 ....................... 100,000 89,682
317,701
Specialty Retail 0.1%
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 ...............................
60,000 59,468
Textiles, Apparel & Luxury Goods 0.4%
a
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......................... 250,000 250,302
Tobacco 1.7%
BAT Capital Corp. ,
Senior Bond, 4.742%, 3/16/32 ........................................ 250,000 228,893
Senior Note, 3.557%, 8/15/27 ......................................... 950,000 873,876
1,102,769
Trading Companies & Distributors 0.7%
United Rentals North America, Inc. , Senior Bond , 5.25% , 1/15/30 ...............
500,000 474,504
Total Corporate Bonds (Cost $62,014,233) ......................................
61,525,382
Total Long Term Investments (Cost $63,021,840) ................................
62,451,080
a
a a a a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 21 .
At May 31, 2023, the Fund had the following futures contracts outstanding.
Short Term Investments 2.5%
a a
Shares
a
Value
a
Money Market Funds 2.5%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 4.621% .................. 1,624,622 $ 1,624,622
Total Money Market Funds (Cost $1,624,622) ...................................
1,624,622
Total Short Term Investments (Cost $1,624,622 ) .................................
1,624,622
a
Total Investments (Cost $64,646,462) 99.3% ....................................
$64,075,702
Other Assets, less Liabilities 0.7% .............................................
431,130
Net Assets 100.0% ...........................................................
$64,506,832
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $45,713,724, representing 70.9% of net assets.
b
Perpetual security with no stated maturity date.
c
Defaulted security or security for which income has been deemed uncollectible.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 70 $ 8,012,812 9/20/23 $ 69,108
U.S. Treasury Ultra Bonds ...................... Long 11 1,505,625 9/20/23 27,160
Total Futures Contracts ...................................................................... $96,268
*
As of period end.

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of ten separate funds, four of which are included in this report (Funds). The
Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May
31, 2023, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.621% $ 321,782 $ 22,149,564 $ (21,197,021) $ — $ — $ 1,274,325 1,274,325 $ 17,474
Total Affiliated Securities ... $321,782 $22,149,564 $(21,197,021) $— $— $1,274,325 $17,474
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $833,000 $— $  — $— $350 $833,350 35,000 $21,363
Total Affiliated Securities ... $833,000 $— $— $— $350 $833,350 $21,363
2. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.621% $ 686,333 $ 30,074,853 $ (29,136,564) $ — $ — $ 1,624,622 1,624,622 $ 25,222
Total Affiliated Securities ... $686,333 $30,074,853 $(29,136,564) $— $— $1,624,622 $25,222
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 3,111,453 $ — $ 3,111,453
Total Investments in Securities ........... $— $3,111,453 $— $3,111,453
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 435,490 — — 435,490
Banks ............................... 3,067,498 — — 3,067,498
Capital Markets ........................ 1,073,650 — — 1,073,650
Chemicals ........................... — 760,788 — 760,788
Communications Equipment .............. 1,390,760 — — 1,390,760
Consumer Staples Distribution & Retail ...... 1,112,905 — — 1,112,905
Containers & Packaging ................. 441,600 — — 441,600
Diversified Telecommunication Services ..... 570,080 — — 570,080
Industrial Conglomerates ................ 708,920 658,128 — 1,367,048
Insurance ............................ 49,550 — — 49,550
IT Services ........................... 655,809 — — 655,809
Metals & Mining ....................... 1,469,530 — — 1,469,530
3. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series E (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Oil, Gas & Consumable Fuels ............. $ 1,712,500 $ — $ — $ 1,712,500
Pharmaceuticals ....................... 418,860 — — 418,860
Semiconductors & Semiconductor Equipment . 975,163 — — 975,163
Specialty Retail ........................ 1,388,905 — — 1,388,905
Tobacco ............................. 477,053 — — 477,053
Equity-Linked Securities ................... — 14,484,080 — 14,484,080
Convertible Preferred Stocks ................ 1,203,510 — — 1,203,510
Corporate Bonds ........................ — 1,665,847 — 1,665,847
Short Term Investments ................... 1,274,325 — — 1,274,325
Total Investments in Securities ........... $18,426,108 $17,568,843
a
$— $35,994,951
Liabilities:
Other Financial Instruments:
Options written .......................... $ 750 $ — $ — $ 750
Total Other Financial Instruments ......... $750 $— $— $750
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
b
Management Investment Companies ......... 833,350 — — 833,350
Municipal Bonds ......................... — 3,257,994 — 3,257,994
Total Investments in Securities ........... $833,350 $3,257,994 $— $4,091,344
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
b
Equity-Linked Securities ................... — 925,698 — 925,698
Corporate Bonds ........................ — 61,525,382 — 61,525,382
Short Term Investments ................... 1,624,622 — — 1,624,622
Total Investments in Securities ........... $1,624,622 $62,451,080 $— $64,075,702
Other Financial Instruments:
Futures contracts ........................ $ 96,268 $ — $ — $ 96,268
Total Other Financial Instruments ......... $96,268 $— $— $96,268
a
Includes foreign securities valued at $1,418,916, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
FRN Floating Rate Note
GO General Obligation
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.